SHARE CAPITAL AND SHARE PREMIUM (Tables)	9 Months Ended
Sep. 30, 2026
Disclosure of classes of share capital [abstract]
Summary of Shares
Shares

(Dollars in millions, except share and per share data)	September 30, 2026	December 31, 2025
Authorized:
2,000,000,000 ordinary shares of $0.0001 each	$0.2	$0.2
Issued and fully paid:
387,938,033 and (2025: 369,886,369) ordinary shares of $0.0001 each	$0.1	$0.1

Summary of Movements in the Company's Share Capital and Share Premium
A summary of movements in the Company’s share capital and share premium is as follows:

(Dollars in millions, except share and per share data)	Number of shares in issue	Share capital	Share premium	Total
At December 31, 2025 and January 1, 2026	369,886,369	$0.1	$2,750.3	$2,750.4
Issuance of ordinary shares, net	15,400,000	—	211.6	211.6
Exercise of share options	726,462	—	1.2	1.2
Reclassification of vesting of restricted share units	1,925,202	—	58.5	58.5
At September 30, 2026	387,938,033	$0.1	$3,021.6	$3,021.7